Long Term Obligations (Detail) (USD $)	0 Months Ended		3 Months Ended												12 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011
Fair Value Assumptions, Expected Term	3 years 6 months	5 years	1 year 240 days						2 years 240 days
Share Price (in Dollars per share)			$ 0.06		$ 0.03				$ 0.15						$ 0.03
Fair Value Assumptions, Expected Volatility Rate			131.11%						94.40%
Fair Value Assumptions, Expected Dividend Rate			0.00%						0.00%
Fair Value Assumptions, Risk Free Interest Rate			0.10%						0.25%
Debt Issuance, Initial Cost		$ 157,240
Proceeds from Sale Of Promissory Notes, Convertible Preferred Stock and Warrants, Gross	30,550,000
Proceeds from Issuance of Warrants (in Dollars)	9,752,417
Derivative Liabilities	11,495,163
Interest Expense, Other	2,255,074
Amortization of Debt Discount (Premium)	14,442,497		629,361						149,738						1,185,547		113,081
Deferred Finance Costs, Net	832,502
Derivative Liability, Fair Value, Net			1,207,762		619,652					2,135,715					619,652		2,135,715
Increase (Decrease) in Derivative Liabilities (in Dollars)			588,110						68,650						1,656,367		(1,269,940)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)			(593,717)						1,076,721						3,759,146		9,326,210
Derivative, Gain (Loss) on Derivative, Net			(593,717)		1,582,164		(385,209)	1,485,470	1,076,721	1,884,903		8,624,976	(1,619,723)	381,829	3,759,146		9,271,985
Operating Leases, Rent Expense															597,261		758,908
Debt Instrument, Unamortized Discount			12,514,508	[1]	13,143,869	[2]				14,329,416	[3]				13,143,869	[2]	14,329,416	[3]
Series A-1 [Member]
Proceeds from Notes Payable	10,072,592
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)	10,724,991
Loan and Security Agreement [Member]
Debt Instrument, Face Amount		2,000,000
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Debt Instrument, Periodic Payment, number of periodic installments		30
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)		95,368
Fair Value Assumptions, Expected Term		4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1.468
Share Price (in Dollars per share)		$ 1.41
Fair Value Assumptions, Expected Volatility Rate		43.96%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Risk Free Interest Rate		1.305%
Warrants Not Settleable in Cash, Fair Value Disclosure		46,230
Contract Termination Fees		95,000
Amortization of Financing Costs		298,470
Unamortized Debt Issuance Expense	222,275
Interest and Debt Expense	83,585
Debt Instrument, Maturity Date	May 27, 2011
Sale Of Convertible Promissory Notes [Member]
Convertible Notes Payable	15,275,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	2,679,824
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 5.70
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	10
Proceeds from Sale Of Promissory Notes, Convertible Preferred Stock and Warrants, Gross	30,550,000
Payments of Debt Issuance Costs (in Dollars)	2,524,963
Proceeds from Sale Of Promissory notes, Convertible Preferred Stock and Warrants,Net Of Issuance Cost	28,025,037
Debt Instrument, Interest Rate at Period End	5.00%
Deferred Finance Costs, Net	832,502
Debt Instrument, Unamortized Discount	14,442,497
Derivative liability [Member]
Fair Value Assumptions, Expected Term	3 years 6 months				1 year 332 days					2 years 332 days
Share Price (in Dollars per share)	$ 0.68				$ 0.03					$ 0.16					$ 0.03		$ 0.16
Fair Value Assumptions, Expected Volatility Rate	64.31%				126.91%					82.82%
Fair Value Assumptions, Expected Dividend Rate	0.00%				0.00%					0.00%
Fair Value Assumptions, Risk Free Interest Rate	0.21%				0.13%					0.18%
Derivative Liability, Fair Value, Net					274,928					1,931,295					274,928		1,931,295
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)																	(573,923)
Derivative, Gain (Loss) on Derivative, Net																	8,989,945
Series A1 Designated Convertible Preferred Stock [Member]
Debt Instrument, Convertible, Number of Equity Instruments	2,679,824
Conversion Element OF Promissory Notes [Member]
Derivative Liability, Fair Value, Net			155,990		274,928				1,081,869	1,931,295					274,928		1,931,295
Increase (Decrease) in Derivative Liabilities (in Dollars)			$ 118,938						$ 849,426

[1]	Accumulated amortization of $1,927,989 as at March 31, 2013
[2]	Accumulated amortization of $1,298,628 as at December 31, 2012
[3]	Accumulated amortization of $113,081 as at December 31, 2011